EQUITY - Preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 08, 2021	Mar. 31, 2021	Dec. 31, 2025	Dec. 31, 2024
Equity
Percentage of after-tax profits required to be allocated to general reserve			10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred			50.00%
Series D convertible preferred shares
Equity
Preferred shares, issued			6,000	6,000
Issuance of preferred shares (in shares)		6,000
Kaixin Auto Holdings
Equity
Total amount of investment agreed		$ 6,000
Number of ordinary shares consisted by units			2,000,000
Conversion price			$ 3
Preferred shares, issued	6,000
Proceeds from investment in convertible preferred shares	$ 6,000